Equity-based Arrangements (Details) - Schedule of equity-based awards activity - 2017 AN Management Stock Compensation Plan [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, beginning balance | shares	20,127
Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 577.18
Number of Awards, ending balance | shares	1,500
Weighted Average Grant Date Fair Value, ending balance | $ / shares	$ 389
Number of Awards, Awards granted | shares
Weighted Average Grant Date Fair Value, Awards granted | $ / shares
Number of Awards, Awards forfeited/cancelled | shares	(17,255)
Weighted Average Grant Date Fair Value, Awards forfeited/cancelled | $ / shares	$ 569.8
Number of Awards, Awards vested | shares	(1,372)
Weighted Average Grant Date Fair Value, Awards vested | $ / shares	$ 745.92
Number of Awards, Awards vested as of September 30, 2021 | shares	1,372
Weighted Average Grant Date Fair Value,Awards vested as of September 30, 2021 | $ / shares	$ 745.92
Number of Awards, Awards expected to vest as of September 30, 2021 | shares	1,500
Weighted Average Grant Date Fair Value, Awards expected to vest as of September 30, 2021 | $ / shares	$ 389